EMPLOYEE STOCK OWNERSHIP PLAN	12 Months Ended
Dec. 31, 2015
EMPLOYEE STOCK OWNERSHIP PLAN
EMPLOYEE STOCK OWNERSHIP PLAN

NOTE 12 - EMPLOYEE STOCK OWNERSHIP PLAN

During 2004, the Bank implemented an Employee Stock Ownership Plan (ESOP), which covers substantially all of its employees. In connection with the second step offering on October 9, 2013 the Company purchased 112,534 shares of common stock which were added to the 70,554 allocated converted shares from the original ESOP for a total of 183,088 shares. The 108,783 unallocated shares of common stock are eligible for allocation under the ESOP in exchange for a thirty-year note in the amount of $1.1 million. The $1.1 million for the ESOP purchase was borrowed from the Company with the ESOP shares being pledged as collateral for the loan.

The loan is secured by shares purchased with the loan proceeds and will be repaid by the ESOP with funds from the Bank’s contributions to the ESOP and earnings on ESOP assets. The Company makes discretionary contributions to the ESOP, as well as paying dividends on unallocated shares to the ESOP, and the ESOP uses funds it receives to repay the loan. When loan payments are made, ESOP shares are allocated to participants based on relative compensation and expense recorded. Dividends on allocated shares increase participant accounts.

Participants receive the shares at the end of employment.  A participant may require stock received to be repurchased unless the stock is traded on an established market.  The estimated fair value of allocated shares subject to repurchase obligation and recorded in other liabilities was $994 and $909 at December 31, 2015 and 2014, respectively. Contributions to the ESOP in 2015 were $58 of which $48 was from dividends on unallocated ESOP shares. Contributions to the ESOP in 2014 were $58 of which $49 was from dividends on unallocated ESOP shares. ESOP related expense totaled $53 and $50 during 2015 and 2014.